Financial risk management - Maturity Analysis (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Disclosure of maturity analysis for derivative financial liabilities [line items]
Loan repayment percentage	1.00%	1.00%
Repayment of current borrowings in future years	$ 7.0		€ 8,700,000
Financial liabilities, undiscounted cash flows		€ 3,575,800,000	3,185,000,000
2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		757,800,000	717,700,000
2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		130,600,000	77,100,000
2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		122,600,000	863,800,000
2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		119,600,000	41,300,000
2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		157,700,000	39,700,000
More than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		2,287,500,000	1,445,400,000
Borrowings-principal
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		2,140,100,000	2,161,900,000
Borrowings-principal | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		6,600,000	8,500,000
Borrowings-principal | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		6,600,000	8,500,000
Borrowings-principal | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		6,600,000	791,700,000
Borrowings-principal | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		6,600,000	0
Borrowings-principal | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		6,600,000	0
Borrowings-principal | More than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		2,107,100,000	1,353,200,000
Borrowings-interest
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		698,300,000	306,500,000
Borrowings-interest | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		103,000,000.0	57,500,000
Borrowings-interest | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		117,300,000	63,500,000
Borrowings-interest | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		107,500,000	50,400,000
Borrowings-interest | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		105,200,000	34,000,000.0
Borrowings-interest | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		104,800,000	34,100,000
Borrowings-interest | More than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		160,500,000	67,000,000.0
Lease Liabilities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		72,700,000	90,600,000
Lease Liabilities | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		22,100,000	23,100,000
Lease Liabilities | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		12,900,000	18,200,000
Lease Liabilities | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		8,100,000	11,200,000
Lease Liabilities | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		6,400,000	7,300,000
Lease Liabilities | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		3,300,000	5,600,000
Lease Liabilities | More than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		19,900,000	25,200,000
Trade and other payables excluding non-financial liabilities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		652,200,000	647,100,000
Trade and other payables excluding non-financial liabilities | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		652,200,000	647,100,000
Trade and other payables excluding non-financial liabilities | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		0	0
Trade and other payables excluding non-financial liabilities | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		0	0
Trade and other payables excluding non-financial liabilities | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		0	0
Trade and other payables excluding non-financial liabilities | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		0	0
Trade and other payables excluding non-financial liabilities | More than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		0	0
Sell | Foreign exchange forward contract
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		623,600,000	805,300,000
Sell | Foreign exchange forward contract | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		623,600,000	805,300,000
Sell | Foreign exchange forward contract | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		0	0
Sell | Foreign exchange forward contract | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		0	0
Sell | Foreign exchange forward contract | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		0	0
Sell | Foreign exchange forward contract | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		0	0
Sell | Foreign exchange forward contract | More than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		0	0
Sell | Cross currency interest rate swap
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows			868,400,000
Sell | Cross currency interest rate swap | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows			25,000,000.0
Sell | Cross currency interest rate swap | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows			24,900,000
Sell | Cross currency interest rate swap | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows			818,500,000
Sell | Cross currency interest rate swap | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows			0
Sell | Cross currency interest rate swap | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows			0
Sell | Cross currency interest rate swap | More than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows			0
Sell | Foreign exchange swap
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		929,600,000
Sell | Foreign exchange swap | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		50,500,000
Sell | Foreign exchange swap | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		54,200,000
Sell | Foreign exchange swap | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		53,600,000
Sell | Foreign exchange swap | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		53,100,000
Sell | Foreign exchange swap | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		718,200,000
Sell | Foreign exchange swap | More than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		0
Sell | Interest rate swap contract
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		43,400,000
Sell | Interest rate swap contract | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		8,100,000
Sell | Interest rate swap contract | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		8,900,000
Sell | Interest rate swap contract | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		8,800,000
Sell | Interest rate swap contract | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		8,800,000
Sell | Interest rate swap contract | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		8,800,000
Sell | Interest rate swap contract | More than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		0
Pay | Foreign exchange forward contract
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		(641,700,000)	(818,000,000.0)
Pay | Foreign exchange forward contract | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		(641,700,000)	(818,000,000.0)
Pay | Foreign exchange forward contract | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		0	0
Pay | Foreign exchange forward contract | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		0	0
Pay | Foreign exchange forward contract | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		0	0
Pay | Foreign exchange forward contract | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		0	0
Pay | Foreign exchange forward contract | More than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		0	0
Pay | Cross currency interest rate swap
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows			(876,800,000)
Pay | Cross currency interest rate swap | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows			(30,800,000)
Pay | Cross currency interest rate swap | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows			(38,000,000.0)
Pay | Cross currency interest rate swap | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows			(808,000,000.0)
Pay | Cross currency interest rate swap | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows			0
Pay | Cross currency interest rate swap | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows			0
Pay | Cross currency interest rate swap | More than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows			0
Pay | Foreign exchange swap
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		(899,100,000)
Pay | Foreign exchange swap | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		(58,900,000)
Pay | Foreign exchange swap | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		(59,900,000)
Pay | Foreign exchange swap | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		(53,200,000)
Pay | Foreign exchange swap | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		(51,800,000)
Pay | Foreign exchange swap | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		(675,300,000)
Pay | Foreign exchange swap | More than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		0
Pay | Interest rate swap contract
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		(43,300,000)
Pay | Interest rate swap contract | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		(7,700,000)
Pay | Interest rate swap contract | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		(9,400,000)
Pay | Interest rate swap contract | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		(8,800,000)
Pay | Interest rate swap contract | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		(8,700,000)
Pay | Interest rate swap contract | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		(8,700,000)
Pay | Interest rate swap contract | More than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		0
Forecast
Disclosure of maturity analysis for derivative financial liabilities [line items]
Repayment based on excess cashflow calculation		€ 0	€ 0